Benefit plans and stock-based compensation	12 Months Ended
Mar. 30, 2024
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Benefit plans and stock-based compensation
10.	Benefit plans and stock-based compensation:

(a)	Stock option plans and arrangements:

(i)
The Company can issue stock options, stock appreciation rights, deferred share units and restricted stock units to executive management, key employees and directors under the stock-based compensation plans discussed below. The
Company’s
stock trades on the NYSE American and is valued in USD, as such all prices in Note 10 are denominated in USD.

The

Compan
y has a
Long-Term
Incentive Plan under which awards may be made in order to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to employees and to promote the success of the Company. Any employee or consultant selected by the administrator is eligible for any type of award provided for under the Long-Term Incentive Plan, except that incentive stock options may not be granted to consultants. The Long-Term Incentive Plan provided for the grant of units and performance units or share awards. As of March 30, 2024, there were 25,000 cash-based stock appreciation rights that were exercisable under the Long-Term Incentive Plan. The stock appreciation rights outstanding under the Long-Term Incentive Plan have a weighted average exercise price of $1.18 as of March 30, 2024.

The Company has not made any grants under this incentive plan in the past three years. As at March 30, 2024, the Company has recognized a liability of $0.1 million in relation to these stock appreciation rights ($0.4 million as at March 25, 2023).
As
of
 March 30, 2024, there were stock options to purchase 20,000 Class A voting shares outstanding under the Long-Term Incentive Plan. During fiscal 2024, 2023, and 2022, no stock options were granted under the Long-Term Incentive Plan. As of March 30, 2024, 100% of the outstanding stock options were fully vested. Total compensation cost for options recognized in expenses was nil in each of fiscal 2024, 2023, and 2022. This
Long-Tern Incentive Plan
expired in February 2016 and no further awards will be granted under this plan. However, the Long-Term Incentive Plan will remain in effect until the outstanding awards issued under the plan terminate or expire by their terms.

On August 15, 2016, the Board of Directors adopted the Company’s Omnibus Long-Term Incentive Plan (the “Omnibus LTIP”), and same was approved by the Company’s shareholders on September 21, 2016. Further to the Omnibus LTIP, the Company’s directors, officers, senior executives and other employees of the Company or one of its subsidiaries, consultants and service providers providing ongoing services to the Company and its affiliates may from time-to-time
be granted various types of compensation awards, as same are further described below. The Omnibus LTIP is meant to replace the Company’s former equity awards plans. As of March 26, 2021, there were a total of 1,000,000 shares of the Company’s Class A voting shares reserved for issuance under the Omnibus LTIP. On January 11, 2022, the Omnibus LTIP was amended to increase the number of the Company’s Class A voting shares reserved for issuance under the Omnibus LTIP from 1,000,000 to 1,500,000. This increase was ratified by a majority of shareholders in September 2022. In no event shall the Company issue Class A voting shares, or awards requiring the Company to issue Class A voting shares, pursuant to the Omnibus LTIP if such issuance, when combined with the Class A voting shares issuable upon the exercise of awards granted under the Company’s former plan or any other equity awards plan of the Company, would exceed 1,796,088 Class A voting shares, unless such issuance of Class A voting shares or awards is approved by the shareholders of the Company. This limit shall not restrict however, the Company’s ability to issue awards under the Omnibus LTIP that are payable other than in shares. As of March 30, 2024, there were stock options to purchase 12,000 Class A voting shares outstanding under the Omnibus LTIP, all of which were granted during fiscal 2017, with a three
-
year vesting period, an average exercise price of $1.43 and an expiration date of 10 years after the grant date. No additional stock options were granted under this plan since then. As of March 30, 2024, 100% of the outstanding stock options were fully vested. Total compensation cost for options recognized in expenses was nil in each of fiscal 2024, 2023, and 2022.
The following is a summary of the activity of Birks’ stock option plans and arrangements.

	Options	Weighted average exercise price
Outstanding March 27, 2021	395,147	$1.13
Exercised	(138,147)	0.94
Forfeited	—	—

Outstanding March 26, 2022	257,000	1.09
Exercised	(225,000)	1.10
Forfeited	—	—

Outstanding March 25, 2023	32,000	1.02
Exercised	—	—
Forfeited	—	—

Outstanding March 30, 2024	32,000	$1.02

A summary of the status of Birks’ stock options at March 30, 2024 is presented below:

	Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number exercisable	Weighted average exercise price

$0.78	20,000	1.5	$0.78	20,000	$0.78
$1.43	12,000	2.6	1.43	12,000	1.43

	32,000	1.9	$1.02	32,000	$1.02

(b)
As of March 30, 2024, the Company no longer has any outstanding warrants exercisable into shares of the Company’s Class A voting shares (nil as of March 25, 2023 and 202,661 as of March 26, 2022). These awards were fully vested and no additional compensation expense was recognized. In fiscal 2024, nil (90,056 and 48,823 in fiscal 2023 and 2022) warrants were exercised for a total of nil (90,056 and 48,823 in fiscal 2023 and 2022, respectively) class A common shares, for total proceeds of nil (
U.S.

$149,000 and
U.S.
$163,000 in fiscal 2023 and 2022, respectively) (approximately
Cdn
$205,000 and
Cdn
$210,000 in fiscal 2023 and 2022, respectively). These warrants expired on August 20, 2022, and all remaining warrants have been forfeited.

(c)	Restricted stock units and deferred share unit plans:
On September 17, 2020
,
the Company issued 375,000 cash
-
settled restricted stock units (“RSUs”) to members of senior management under the Omnibus LTIP. These units vest after three years and expire within two months following the vesting date. Compensation expense is based on the fair value of the RSU and the liability is re-measured
at each reporting period. On December 20, 2021, the Company converted 325,000 of the outstanding cash-settled RSUs to equity
-
settled awards and as a result, the liability outstanding at that date of $0.9 million was reclassified to additional paid
-
in capital. At March 30, 2024, there were nil outstanding cash-settled RSUs as
all remaining cash
-
settled RSUs were exercised in fiscal 2024

(
50,000 outstanding at each of
March 25, 2023
and
March 26, 2022) and nil outstanding equity-settled RSUs
as all remaining equity-settled RSUs were exercised in fiscal 2024 (325,000 outstanding at each of
March 25, 2023
and
March 26, 2022
)
.

The Company issued cash
-
settled deferred share units (“DSUs”) to members of the board of directors on October 1, 2023 (70,000

DSUs
)
and September 21, 2022 (
35,584
 un
its
). In the prior years, the Company issued cash-settled DSU’s on September 16, 2021 (
61,470
units), September 17, 2020 (
223,878
 units), October 7, 2019 (157,890
units) and June 20, 2019 (
86,954
units). On December 20, 2021, the Company converted all of the 750,482 outstanding cash-settled DSUs to equity
-
settled awards and as a result, the liability outstanding at that date of $4.6 million was reclassified to additional paid
-
in capital. During fiscal 2024,

8,896 cash-settled and
10,000
equity
-
settled
DSUs were exercised (nil for fiscal 2023 and fiscal 2022). At March 30, 2024, 96,688 cash-settled DSUs were outstanding (March 25, 2023 – 35,584
and
March 26, 2022

–

nil) and 740,482 equity-settled DSUs were outstanding (March 25, 2023 – 750,482
and
March 26, 2022 – 750,482). These units are exercisable immediately upon the date the member ceases being a director and expire on December 31 of the following year.

A summary of the status of the Company’s cash-settled RSUs and cash
-
settled DSUs at March 30, 2024 is presented below:

DSU
Outstanding March 27, 2021	689,012
Grants of new units	61,470
Converted to equity-settled awards	(750,482)

Outstanding March 26, 2022	—
Grants of new units	35,584

Outstanding March 25, 2023	35,584
Grants of new units	70,000
Exercised	(8,896)

Outstanding March 30, 2024	96,688

The fair value of cash
-
settled DSUs is measured based on the Company’s share price at each period end. As at March 30, 2024, the liability for all cash
-
settled DSU’s was $0.4 million (March 25, 2023 – $0.4 million
and
March 26, 2022 – nil). The closing stock price used to determine the liability for fiscal 2024 was $3.34
 ($8.18 as at March 26, 2023).
Total compensation cost (gain) for DSUs recognized in expense was ($0.3) million, $0.4 million, and $1.5 million in fiscal 2024, 2023, and 2022
, respectively
.

RSU
Outstanding March 27, 2021	375,000
Converted to equity-settled awards	(325,000)

Outstanding March 26, 2022	50,000
Exercised	—

Outstanding March 25, 2023	50,000
Exercised	(50,000)

Outstanding March 30, 2024	—

The fair value of cash
-
settled RSUs is measured based on the Company’s share price at each period end. As at March 30, 2024, the liability for all vested cash
-
settled RSUs was nil (March 25, 2023 - $0.5 million
and
March 26, 2022 - $0.2 million). The closing stock price used to determine the liability was $8.18 for fiscal 2023 and $5.12 for fiscal 2022. Total compensation cost (gain) for cash-settled RSU’s recognized in expense was $(0.2) million, $0.3 million, and $0.8 million in fiscal 2024, 2023, and 2022
, respectively.
 Total compensation cost for equity-settled RSU’s recognized in expense was $0.03 million, $0.5 million, and $0.2 million in fiscal 2024, 2023, and 2022
, respectively
.
A summary of the status of the Company’s equity-settled
DSUs
at March 30, 2024 is presented below:

DSU
Outstanding March 25, 2023 and March 26, 2022	750,482
Exercised	(10,000)

Outstanding March 30, 2024	740,482
A summary of the status of the Company’s equity-settled
RSUs
at March 30, 2024 is presented below:

RSU
Outstanding March 26, 2022 and March 25, 2023	325,000
Exercised	(325,000)

Outstanding March 30, 2024	—
The equity
-
settled RSUs and DSUs are recorded at fair value at grant or modification date and not subsequently re-measured.